Share-Based Compensation - Summary of RSU activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares
Weighted average grand date fair value
Weighted-average period for recognition of share-based compensation expense relating to unvested options	3 years 21 days	3 years 21 days
2018 Plan | RSU
Number of RSUs
Outstanding at beginning of the year (in shares) | shares	43,820,456	43,820,456
Granted (in shares) | shares	17,384,044	17,384,044
Vested | shares	(15,364,748)	(15,364,748)
Forfeited (in shares) | shares	(4,321,288)	(4,321,288)
Outstanding at end of the year (in shares) | shares	41,518,464	41,518,464
Weighted average grand date fair value
Outstanding at beginning of the year		$ 9.1088
Granted		32.4843
Vested		6.8158
Forfeited		15.7243
Outstanding at end of the year		$ 19.0563
Weighted average grant date fair value of RSUs granted			$ 19.0563
Restricted share units vested	¥ 675,837	$ 106,054
Unrecognized share-based compensation expenses	¥ 3,024,500		$ 474,610
Weighted-average period for recognition of share-based compensation expense relating to unvested options	2 years 5 months 15 days	2 years 5 months 15 days